Cover	Dec. 11, 2024
Document Information [Line Items]
Document Type	N-2ASR
Document Registration Statement	true
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Effective Upon Filing, 462(e)	true
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Hercules Capital, Inc.
Entity Central Index Key	0001280784
Securities Act File Number	333-000000
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	1 N B Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94401
Entity Phone Fax Numbers [Line Items]
City Area Code	650
Local Phone Number	289-3060
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Scott Bluestein
Entity Address, Address Line One	1 N B Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94401